Available-For-Sale Securities (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Available For Sale Securities (Textuals) [Abstract]
Maturity period of Short-term interest bearing securities included in cash and cash equivalents	90 days or less	90 days or less
Period in which a significant portion of unrealized losses held in continuous position	12 months or greater
Unrealized losses related to other than temporarily impaired securities included in accumulated other comprehensive income	$ 718
Cash and Cash Equivalents [Member]
Schedule of Available-for-sale Securities (Textuals) [Abstract]
Available-for-sale Securities	$ 525,390	877,889